Convertible Debt – Related Party (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Convertible Debt Explanatory [Abstract]
Schedule of convertible debt
	2019 and 2020 Convertible Debt	2017 Convertible Debt	Total
Balance, January 1, 2020	$369,477	$78,815	$448,292
Issued during the year	11,414	-	11,414
Conversion feature	(2,054)	-	(2,054)
Accretion	30,787	-	30,787
Effects of currency translation	37,557	7,374	44,931
Balance, December 31, 2020	$447,181	$86,189	$533,370
Accretion	60,136	-	60,136
Conversion	(471,528)	(36,709)	(508,237)
Effects of currency translation	(3,568)	(3,814)	(7,382)
Balance, December 31, 2021	$32,221	$45,666	$77,887